LONG SERVICE AWARDS ("LSA") PROVISIONS	12 Months Ended
Dec. 31, 2024
LONG SERVICE AWARDS ("LSA") PROVISIONS
LONG SERVICE AWARDS ("LSA") PROVISIONS

30. LONG SERVICE AWARDS ("LSA") PROVISIONS

Telkomsel and Telkomsat provide certain cash awards or certain number of days leave benefits to their employees based on the employees’ length of service requirements, including LSA and Long Service Leaves ("LSL"). LSA are either paid at the time the employees reach certain years of employment, or at the time of termination. LSL are either certain number of days leave benefit or cash, subject to approval by management, provided to employees who meet the requisite number of years of service and reach a certain minimum age.

The obligation with respect to these awards which was determined based on an actuarial valuation using the Projected Unit Credit method amounted to Rp1,153 billion and Rp1,192 billion as of December 31, 2023 and 2024, respectively. The related benefit costs charged to expense amounted to Rp92 billion, Rp289 billion and Rp226 billion for the years ended December 31, 2022, 2023, and 2024, respectively (Note 25).